Intangible Assets - Schedule of Classification of Amortization in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 4,608	₩ 3,211	₩ 2,406
Cost of revenues
Disclosure of detailed information about intangible assets [line items]
Amortization	2,569	936	708
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	1,598	1,747	1,340
Research and development
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 441	₩ 528	₩ 358